CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments
Financial data relating to reportable operating segments:

	Year ended December 31, 2017
	Commercial	Mobility	Services	Total

Revenues	$83,866	$88,397	$110,493	$282,756
Cost of revenues	53,447	46,493	100,321	200,261

Gross profit	30,419	41,904	10,172	82,495

Research and development, net	12,172	15,842	-	28,014
Selling and marketing	16,925	5,782	1,052	23,759
General and administrative	6,016	6,326	7,519	19,861

Operating income (loss)	(4,694)	13,954	1,601	10,861
Financial expenses, net				4,307
Income before taxes				6,554
Taxes on income (benefit)				(247)
Net income				6,801

Depreciation and amortization expenses	$3,600	$7,902	$1,638	$13,140

	Year ended December 31, 2016
	Commercial	Mobility	Services	Total

Revenues	$94,001	$62,911	$122,639	$279,551
Cost of revenues	57,403	40,962	105,696	204,061

Gross profit	36,598	21,949	16,943	75,490

Research and development, net	12,599	12,254	-	24,853
Selling and marketing	17,153	5,483	775	23,411
General and administrative	10,657	9,138	6,676	26,471

Operating income (loss)	(3,811)	(4,926)	9,492	755
Financial expenses, net				(4,843)
Loss before taxes				(4,088)
Taxes on income				1,252
Loss				(5,340)

Depreciation and amortization expenses	$4,467	$7,530	$1,111	$13,108

	Year ended December 31, 2015
	Commercial	Mobility	Services	Total

Revenues	$100,935	$41,112	$55,496	$197,543
Cost of revenues	63,425	30,715	49,178	143,318
Impairment of long-lived assets	-	-	10,137	10,137

Gross profit (loss)	37,510	10,397	(3,819)	44,088

Research and development, net	14,175	8,237	-	22,412
Selling and marketing	16,839	6,947	1,037	24,823
General and administrative	6,622	6,271	5,751	18,644
Restructuring costs	1,078	421	9	1,508
Goodwill impairment	-	20,402	-	20,402

Operating loss	(1,204)	(31,881)	(10,616)	(43,701)
Financial expenses, net				(7,243)
Loss before taxes				(50,944)
Taxes on income				1,190
Loss from continuing operations				(52,134)
Loss from discontinued operations				(200)
Loss				(52,334)

Depreciation and amortization expenses	$4,546	$7,322	$3,204	$15,072

Schedule of Revenues by Geographic Area
Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2017	2016	2015

Latin America	$132,134	$143,491	$100,443
APAC	34,586	47,094	47,843
North America	73,921	54,728	28,242
EMEA	42,115	34,238	21,015

	$282,756	$279,551	$197,543

Schedule of Long-Lived Assets by Geographic Area
The Group's long-lived assets are located as follows:

Property and Equipment, net:

	December 31,
	2017	2016

Israel	$62,606	$62,648
Latin America	5,000	5,740
United States	3,733	1,705
Europe	9,426	9,641
Other	1,481	1,103

	$82,246	$80,837